Subsequent Events (Details) - Tradeweb Markets LLC - Subsequent Event - USD ($) $ in Millions	Mar. 22, 2019	Jun. 30, 2019
Subsequent Events
Distribution paid to current owners of the Company	$ 20.0
Planned event, contingent on closing of IPO | Revolving credit facility
Subsequent Events
Line of credit, maximum borrowing capacity		$ 500.0